Operating Leases - Schedule of Operating Lease (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Lessor, Lease, Description [Line Items]
Office and warehouse	$ 359,500	$ 341,730
Less: accumulated amortization	(238,079)	(165,082)
Total right-of-use assets, net	121,421	176,648
Total operating lease liabilities, net	121,421	176,648
Total operating lease liabilities	121,421	176,648
Office and Warehouse [Member]
Lessor, Lease, Description [Line Items]
Total operating lease liabilities, net	121,421	176,648
Total operating lease liabilities	121,421	176,648
Related Party [Member]
Lessor, Lease, Description [Line Items]
Non-current portion of operating lease liabilities – related party	53,442	115,419
Current portion of operating lease liabilities – related party	$ 67,979	$ 61,229